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City National Rochdale Fixed Income Opportunities Fund

CITY NATIONAL ROCHDALE FUNDS

CITY NATIONAL ROCHDALE FIXED INCOME OPPORTUNITIES FUND

Class N (RIMOX)

Supplement dated July 27, 2021, to the

Summary Prospectus dated January 31, 2021, and the

Statutory Prospectus dated January 31, 2021, as amended and restated June 14, 2021

The Fund’s primary benchmark has changed. The table on page 8 of the Summary Prospectus and on page 46 of the Statutory Prospectus is deleted in its entirety and replaced with the following:

Average Annual Total Returns (for the periods ended December 31, 2020)

This table shows the average annual total returns of each class of the Fixed Income Opportunities Fund for the periods ended December 31, 2020. The table also shows how the Fund’s performance compares with the returns of indices comprised of investments similar to those held by the Fund.

Average Annual Total Returns - City National Rochdale Fixed Income Opportunities Fund		1 Year	5 Years	10 Years
Class N	[1]	2.54%	5.19%	4.66%
Class N | After Taxes on Distributions	[1]	(0.27%)	2.69%	2.19%
Class N | After Taxes on Distributions and Sales	[1]	1.42%	2.91%	2.53%
Bloomberg Barclays Global Credit Corporate Total Return Index (Reflects no deduction for fees, expenses or taxes)	[2]	8.06%	6.64%	5.68%
Bloomberg Barclays U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)		7.51%	4.44%	3.84%
40/35/25 hybrid of the following three indices: Bloomberg Barclays Multiverse Total Return Index Value Hedged USD S&P Global Leveraged Loan Index Bloomberg Barclays Emerging Markets High Yield Index Reflects no deduction for fees, expenses or taxes)		5.53%	5.65%	4.96%
[1]	Performance shown for periods prior to March 29, 2013, reflects that of the Predecessor Fund’s Class N shares.
[2]	Previously, the Fund’s performance was compared to the Bloomberg Barclays U.S. Aggregate Bond Index as its primary benchmark. The Trust has elected to compare the Fund’s performance to the Bloomberg Barclays Global Credit Corporate Total Return Index, as the Adviser believes that this index is more aligned with the Fund’s investment strategy.

***** PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE. CNR-SK-058-0100